Prepayments and Other Assets, Net - Schedule of Movement in the Allowance for Credit Losses Security Deposits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement in the Allowance for Credit Losses Security Deposits [Abstract]
Balance at the beginning of the year	¥ 71,278	¥ 71,173	¥ 60,975
Provision for the year	472	105	10,380
Receivables written off for the year	(39,715)		(182)
Balance at the end of the year	¥ 32,035	¥ 71,278	¥ 71,173